Commitments - Other commitments and guarantees (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 11, 2016	Mar. 31, 2019 item	Sep. 30, 2017 item	Dec. 31, 2015 item	Dec. 31, 2014 item	Dec. 31, 2019 USD ($)	Nov. 28, 2019 USD ($)
BG Group
Commitments
Number of vessels acquired | item				2	6
Keppel Shipyard Limited
Commitments
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years	3 years
LLI discounted purchase price, expressed as a percentage of the original cost	85.00%
LLI cost, expressed as a percentage of original cost	115.00%
LLI, agreed acquisition price							$ 17,625
GasLog LNG Services Ltd. | Wartsila
Commitments
Number of existing maintenance agreements related to vessels | item				7
Number of additional maintenance agreements related to carriers | item			8
GasLog LNG Services Ltd. | Samsung
Commitments
Number of vessels covered by agreement | item		20
Period of services to be provided (in years)		6 years
GasLog LNG Services Ltd. | Third Parties | Maximum
Commitments
Bank guarantee amount						$ 250
GasLog LNG Services Ltd. | Greek Ministry Of Finance
Commitments
Bank guarantee amount						10
Purchase of depot spares | MSL
Commitments
Capital commitment						8,000
Depot spares purchased and paid						$ 660